Trade payables and short-term contract liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade payables and short-term contract liabilities
Trade payables	€ 32,862	€ 37,679	€ 19,359
Shortterm contract liabilities	0	6	6
Trade payables and other current liabilities	32,863	37,685	19,364
Accrued expenses	20,700	€ 12,900	€ 11,200
Accrued liabilities relating to scientific projects	€ 19,100